FINANCIAL RISK MANAGEMENT - Foreign exchange and interest rate risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange risk
Financial risk factors
Increase/Decrease of rate (in percent)	10.00%
Canadian dollars | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 13,000
Euros
Financial risk factors
Revenue (as a percent)	23.00%	65.00%	38.00%
Euros | Foreign exchange risk | Accounts Receivables
Financial risk factors
Increase/Decrease amount	$ 6,000	$ 50,000	$ 49,000
Euros | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 30,000	$ 32,000	$ 10,000